UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2005
                     --------------------------------------

Item 1. Reports to Stockholders.

          The Semi-Annual Report to Investors is attached herewith.


                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                               SEMI-ANNUAL REPORT

                           FOR THE PERIOD MAY 2, 2005
                          (COMMENCEMENT OF OPERATIONS)
                             TO SEPTEMBER 30, 2005

                                   (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the investors of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending June 30, 2005, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi-annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is only available to investment management clients of the Private Wealth Management Group of Mellon Financial Corporation, and only if they have a net worth of more than $1 million and meet other certain criteria as described in the Fund's prospectus. Interests in the Fund are not transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objectives. The prospectus contains a more complete description of the risks associates with the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Funds' prospectus.

                      Mellon Optima L/S Strategy Fund, LLC


               Portfolio Summary - September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------


                                                                       Percentage of
Investment Funds                      Cost            Value            Net Assets
------------------------------------------------------------------------------------
Opportunistic                     $  50,612,937    $  55,017,103               25.8%
Value                                58,303,921       66,584,280               31.2%
Growth                               54,950,086       57,250,141               26.8%
Global                               29,731,760       31,800,710               14.9%
                                 --------------   --------------       -------------
Total Investment Funds            $ 193,598,704    $ 210,652,234               98.7%
                                 ==============   ==============       =============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


            Schedule of Investments - September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Percentage of
Investment Funds                                            Cost              Value              Net Assets    Liquidity
----------------------------------------------------------------------------------------------------------------------------
Opportunistic
Hunter Global Investors Fund I L.P.                     $  10,127,412         10,703,199                5.0%   Quarterly
Karsh Capital II L.P.                                      10,125,331         11,009,656                5.1%   Quarterly
Kingdon Partners L.P.                                      11,283,055         12,503,879                5.9%   Quarterly
Raptor Global Fund L.P.                                    11,077,139         11,700,441                5.5%   Quarterly
Sage Opportunity Fund (QP), L.P.                            8,000,000          9,099,928                4.3%   Quarterly
                                                       --------------     --------------       -------------
                                                           50,612,937         55,017,103               25.8%
                                                       --------------     --------------       -------------
Value
Amici Qualified Associates L.P.                             7,173,447          7,835,853                3.7%   Quarterly
Clovis Capital Partners                                     9,247,705         10,435,491                4.9%   Quarterly
Delta Institutional LP                                      5,624,302          7,600,813                3.6%   Quarterly
Kinetic Institutional Partners                             11,000,000         12,403,860                5.8%   Quarterly
North Sound Class B Legacy Inst                             1,046,224          1,071,042                0.5%   Annually
North Sound Legacy Institutional Fund                       7,844,487          8,026,026                3.7%   Quarterly
Shoshone Partners L.P.                                     10,299,000         12,557,585                5.9%   Annually
Thruway Partners, L.P.                                      6,068,756          6,653,610                3.1%   Quarterly
                                                       --------------     --------------       -------------
                                                           58,303,921         66,584,280               31.2%
                                                       --------------     --------------       -------------
Growth
Alydar Capital                                              8,570,236          9,395,097                4.4%   Quarterly
Copper Arch Partners, LLC                                   9,000,000          9,364,904                4.4%   Quarterly
Harvest Opportunity Partners II                             4,839,800          4,683,937                2.2%   Quarterly
Highbridge L/S Equity Fund                                  7,643,955          8,183,289                3.8%   Quarterly
Intrepid Capital Fund QP                                    8,932,041          9,305,092                4.4%   Quarterly
Maverick Fund USA, Ltd.                                    10,964,054         11,088,469                5.2%   Annually
Pequot Capital                                              5,000,000          5,229,353                2.4%   Annually
                                                       --------------     --------------       -------------
                                                           54,950,086         57,250,141               26.8%
                                                       --------------     --------------       -------------
Global
Calypso Qualified Partners LP                               5,500,000          5,528,090                2.6%   Monthly
Lansdowne European Equity Fund LP                           5,500,000          5,727,772                2.7%   Monthly
Platinum Fund                                              18,731,760         20,544,848                9.6%   Monthly
                                                       --------------     --------------       -------------
                                                           29,731,760         31,800,710               14.9%
                                                       --------------     --------------       -------------
Total Investment Funds                                  $ 193,598,704        210,652,234               98.7%
                                                       ==============     --------------       -------------
Other Assets Less liabilities                                                  2,873,138                1.3%
                                                                          --------------       -------------
Total Net Assets                                                           $ 213,525,372              100.0%
                                                                          ==============       =============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


                       Statement of Assets and Liabilities
                         September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments in Funds (Cost at $193,598,704) at value (Note 1A)                                          $ 210,652,234
   Cash                                                                                                        3,589,425
   Receiveable for investments sold                                                                               83,617
   Prepaid expenses                                                                                              137,314
                                                                                                          --------------
     Total assets                                                                                            214,462,590

Liabilities
   Accrued professional fees                                                                   32,162
   Accrued investment adviser fees (Note 3)                                                   814,593
   Accrued accounting and administration fees (Note 3)                                         52,597
   Accrued Chief Compliance Officer fees (Note 3)                                               6,375
   Accrued Directors' fees (Note 3)                                                               107
   Accrued custody fees (Note 3)                                                                3,768
   Other accrued expenses and liabilities                                                      27,616
                                                                                        -------------
     Total liabilities                                                                                           937,218
                                                                                                          --------------
Net Assets                                                                                                 $ 213,525,372
                                                                                                          ==============
Investors' Capital:
   Paid-in capital                                                                                         $ 197,530,837
   Undistributed net investment loss                                                                          (1,423,031)
   Accumulated net realized gain                                                                                 364,036
   Net unrealized appreciation                                                                                17,053,530
                                                                                                          --------------
Investors' Capital                                                                                         $ 213,525,372
                                                                                                          ==============

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


                             Statement of Operations
             For the Period May 2, 2005 (commencement of operations)
                     through September 30, 2005(Unaudited)
--------------------------------------------------------------------------------

Investment Income
     Interest income                                                                       $         143,935
Expenses
     Investment advisory fee (Note 3)                             $   1,228,2828,282
     Insurance expense                                                       109,913
     Professional fees                                                       118,532
     Accounting, administration and
        investor services fees (Note 3)                                       52,597
     Directors fees' (Note 3)                                                 30,107
     Chief Compliance Officer expense (Note 2)                                 6,375
     Custody fees (Note 3)                                                     6,250
     Miscellaneous expenses                                                   14,910
                                                                 -------------------
          Total expenses                                                                           1,566,966
                                                                                          ------------------
             Net Investment Income (Loss)                                                         (1,423,031)

Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on Portfolio Funds Sold                        364,036
     Net Change in Unrealized Appreciation (Depreciation)
        on Investments in Portfolio Funds                                 17,053,530
                                                                 -------------------
             Net Realized and Unrealized Gain (Loss)                                              17,417,566
                                                                                          ------------------
Net Increase in Investors' Capital Derived
   from Investment Operations                                                              $      15,994,535
                                                                                          ==================

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


             Statements of Changes in Investors' Capital (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             For the Period
                                                                                                               May 2, 2005
                                                                                                             (commencement of
                                                                                                          operations) through
                                                                                                           September 30, 2005
                                                                                                        ---------------------
Increase (Decrease) in Investors' Capital:
From Investment Operations
   Net Investment Income (Loss)                                                                          $         (1,423,031)
   Net Realized Gain (Loss) on Portfolio Funds Sold                                                                   364,036
   Net Change in Unrealized Appreciation (Depreciation) on Investments in Portfolio Funds                          17,053,530
                                                                                                        ---------------------
        Net Increase in Investors' Capital Derived from Investment Operations                                      15,994,535
                                                                                                        ---------------------
Capital Transactions
     Proceeds from conversion of Mellon Hedge Fund I                                                              122,099,337
     Proceeds from Sale of Interests                                                                               75,431,500
     Repurchase of Interests                                                                                                -
                                                                                                        ---------------------
        Net Increase in Investors' Capital Derived from Capital Transactions                                      197,530,837
                                                                                                        ---------------------
Total Increase (Decrease) in Investors' Capital                                                                   213,525,372

Investors' Capital
     At Beginning of Period                                                                                                 -
     At End of Period [including undistributed net investment loss                                      ---------------------
     of ($1,423,031)]                                                                                    $        213,525,372
                                                                                                        =====================

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


                             Statement of Cash Flows
             For the Period May 2, 2005 (commencement of operations)
                     through September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------


Cash Flows Used in Operating Activities
Purchases of Portfolio Funds                                                     $      (92,856,666)
Sale of Portfolio Funds                                                                           -
Net Investment Income                                                                    15,994,535
Adjustments to Reconcile Net Investment Loss to Net Cash
   Increase in investments made in advance
   Decrease in redemptions receivable                                                        84,981
   Decrease in other assets                                                                     249
   Increase in prepaid expenses                                                            (137,314)
   Increase in accounts payable                                                              23,386
   Increase in investment adviory fees payable                                              814,593
   Decrease in administrative fees payable                                                 (171,564)
   Decrease in redemptions payable                                                         (422,851)
                                                                                -------------------
Net Cash used in Operating Activities                                                   (76,670,651)
                                                                                -------------------
Cash Flows from Financing Activities
Proceeds from Sale of Interests                                                          75,431,500

Net Cash used in Financing Activities                                                    75,431,500
                                                                                -------------------
Net Decrease in Cash                                                                     (1,239,151)
Cash and Cash Equivalents, beginning of period                                            4,828,576
                                                                                -------------------
Cash and Cash Equivalents, end of period                                         $        3,589,425
                                                                                ===================

                      Mellon Optima L/S Strategy Fund, LLC


                        Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                                                 For the period
                                                                                  May 2, 2005
                                                                                 (commencement of
                                                                                  operations) to
                                                                                September 30, 2005
                                                                                ------------------

Total Return                                                                                 8.52%(1)
Ratios to Average Net Assets:
   Expenses                                                                                  1.93%(2)(3)
   Net Investment loss                                                                      (1.75%)(3)
Portfolio Turnover Rate                                                                         3%(4)
Net Assets, End of Period (000's omitted)                                       $         213,525

     ----------
(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of the underlying funds are not included in the expense ratio.
(3) Annualized
(4) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                      Mellon Optima L/S Strategy Fund, LLC


                    Notes to Financial Statements (Unaudited)

(1)      Organization:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style know as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund commenced operations on May 1, 2005.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly owned subsidiary of Mellon Financial Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties.

Interests are offered solely to eligible investors ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Investors can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or (ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2)      Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of the Fund and its Investments

Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in

                      Mellon Optima L/S Strategy Fund, LLC

                    Notes to Financial Statements (Unaudited)

accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund will value its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate and ordinarily will be the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost upon the value on such date unless the Board determine during such sixty-day period that amortized cost does not represent fair value.

Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

B. Securities Transactions and Income

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

C. Fund Costs

The Adviser bears the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; a portion, as determined by the Board, of the compensation payable to the Fund's chief compliance officer; certain printing costs; and expenses of meetings of the Board and Investors.

D. Income taxes

The Fund is treated as a partnership for Federal tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

                      Mellon Optima L/S Strategy Fund, LLC


                    Notes to Financial Statements (Unaudited)

E. Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Fund believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

(3)      Investment Advisory Fee and Other Transactions with Affiliates:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's net assets. Pursuant to this agreement the Fund was charged $1,228,282 during the period from inception (May 2, 2005) to September 30, 2005.

The Fund compensates DPM Mellon, L.L.C. ("DPM"), a wholly-owned indirect subsidiary of Mellon Financial Corporation, under an Administration and Transfer Agency Agreement for certain administration and transfer agency services for the Fund. In consideration for these services, the Fund pays DPM an annual fee calculated based upon the net assets of the Fund, subject to a minimum monthly fee, and reimburses certain of DPM's expenses. Pursuant to this agreement the Fund was charged $52,597 during the period from inception (May 2, 2005) to September 30, 2005.

The Fund compensates Mellon Trust of New England, N.A. ("MTNE"), a wholly-owned direct subsidiary of Mellon Financial Corporation, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, MTNE earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of MTNE's expenses. Pursuant to this agreement the Fund was charged $6,250 during the period from inception (May 2, 2005) to September 30, 2005.

No director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund. Effective July 1, 2005, the Fund will reimburse Mellon Institutional Asset Management for a portion of the salary of the Fund's Chief Compliance Officer. Pursuant to this arrangement, the Fund was charged $6,375 for the period from inception (May 2, 2005) to September 30, 2005. The Fund pays each Director who is not a director, officer or employee of the adviser or its affiliates an annual retainer and per meeting fees. The Fund may also reimburse the directors for their reasonable out-of-pocket expenses. In addition, the Fund pays the legal fees for the independent counsel of the Trustees. The directors do not receive any pension or retirement benefits from the Fund.

(4)      Investment Transactions:

During the period ended September 30, 2005, the Fund had aggregate purchases and proceeds from sales of Investment Funds of $92,856,666 and $5,810,900, respectively.

The cost of investments in Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

(5)      Indemnification:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions

                      Mellon Optima L/S Strategy Fund, LLC


                    Notes to Financial Statements (Unaudited)

against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

(6)      Financial Instruments with Off-Balance Sheet Risk:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

(7)      Subsequent Event:

On September 29, 2005, the Fund offered to repurchase up to $20,000,000 in Fund interests in the Fund from Investors at a price equal to their estimated net asset value as of December 31, 2005. The offer expired by its terms on October 27, 2005. The Fund has received and accepted pursuant to this offer tender requests for Fund interests with an estimated value of $3,527,135, as of September 30, 2005.

--------------------------------------------------------------------------------
Directors and Officers

The following table lists the Fund's directors and officers; their addresses and dates of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies.
--------------------------------------------------------------------------------

Independent Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number
                                                                                     of
                                        Term of                                   Portfolios      Other
                                         Office                                   in Fund     Directorships    Director
                                          and                                     Complex        Held by     Remuneration
                          Position(s)   Length of                                 Overseen      Director     (period ended
Name, Address and          Held with      Time      Principal Occupation(s)         by        Outside Fund   September 30,
Date of Birth               Fund        Served      During Past 5 Years           Director       Complex         2005)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming         Director        Term -    Chairman Emeritus,               33           None           $7,375
c/o Decision Resources,                 Indefinite  Decision Resources, Inc.
Inc.                                    Length -    ("DRI"), a biotech and
260 Charles Street                        Since     pharmaceutical research and
Waltham, MA 02453                       Inception   consulting firm; formerly,
9/30/40                                             Chairman of the Board and
                                                    Chief Executive Officer,
                                                    DRI
-----------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman      Director       Term -     William Joseph Maier             33           None           $7,375
c/o Harvard University                  Indefinite  Professor of Political
Littaver Center 127                     Length -    Economy, Harvard
Cambridge, MA 02138                      Since      University
8/5/44                                  Inception
-----------------------------------------------------------------------------------------------------------------------------------
John H. Hewitt            Director       Term -     Trustee, Mertens House,          33           None           $7,375
P.O. Box 2333                           Indefinite  Inc., a hospice
New London, NH 03257                    Length -
4/11/35                                  Since
                                        Inception
-----------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III          Director       Term -     Trustee, Essex Street            33           None           $7,875
c/o Essex Street                        Indefinite  Associates, a family
Associates                              Length -    investment trust office
P.O. Box 5600                            Since
Beverly, MA 01915                       Inception
11/14/43
-----------------------------------------------------------------------------------------------------------------------------------
Interested Director
-----------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard*      Director,      Term -     President and Chief              33           None             $0
c/o The Boston Company    President     Indefinite  Operating Officer of The
Asset Management, LLC     and Chief     Length -    Boston Company Asset
One Boston Place          Executive      Since      Management, LLC;
Boston, MA 02108           Officer      Inception   formerly, Senior Vice
7/24/65                                             President and Chief
                                                    Operating Officer, Mellon
                                                    Institutional Asset
                                                    Management ("MIAM");
                                                    formerly Vice President and
                                                    Chief Financial Officer,
                                                    MIAM
-----------------------------------------------------------------------------------------------------------------------------------


* Mr. Sheppard is an "Interested Director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of The Boston Company Asset Management, LLC, an affiliate of the Adviser.


-----------------------------------------------------------------------------------------------------------------------------------
Principal Officers Who Are Not Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Term of
                                                        Office
                                                         and
                                       Position(s)     Length of
Name, Address and                      Held with         Time                         Principal Occupation(s)
Date of Birth                             Fund          Served                          During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson                        Vice          Term -        Vice President and Mutual Funds
c/o Mellon Institutional               President,     Indefinite      Controller, Mellon Institutional Asset
Asset Management                       Treasurer      Length -        Management; formerly Assistant Vice
One Boston Place                       and Chief        Since         President and Mutual Funds Controller,
Boston, MA 02108                       Financial      Inception       Standish Mellon Asset Management, LLC
7/14/65                                 Officer
-----------------------------------------------------------------------------------------------------------------------------------
Lawrence P. Keblusek                      Vice          Term -        Senior Vice President, Chief Investment
c/o Mellon Private                     President      Indefinite      Officer and Director of Equity Investments,
Wealth Management                                     Length -        Mellon Private Wealth Management Group
Group                                                   Since         and Senior Vice President, Mellon Hedge
One Boston Place                                      June 2005       Advisors, LLC; formerly, U.S. Chief
Boston, MA 02108                                                      Investment Officer, Managing Director of
7/20/47                                                               U.S. Institutional Equity and Head of
                                                                      Global Private Banking Investments,
                                                                      Citigroup Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                         Vice          Term -        Senior Vice President and Head of
c/o Mellon Institutional               President      Indefinite      Operations, Mellon Institutional Asset
Asset Management                          and         Length -        Management ("MIAM"); formerly First
One Boston Place                       Secretary        Since         Vice President, MIAM and Mellon Global
Boston, MA 02108                                      Inception       Investments
2/20/61
-----------------------------------------------------------------------------------------------------------------------------------
Ridgeway H. Powell                        Vice          Term -        First Vice President of Mellon Private
c/o Mellon Private                     President      Indefinite      Wealth Management Group ("MPWM")
Wealth Management                                     Length -        and Vice President of Mellon Hedge
Group                                                   Since         Advisors, LLC; formerly Head of Taxable
One Boston Place                                      June 2005       Fixed Income Desk, MPWM.
Boston, MA 02108
11/5/63
-----------------------------------------------------------------------------------------------------------------------------------
Denise B. Kneeland                     Assistant        Term -        Vice President and Manager, Mutual Funds
c/o Mellon Institutional                  Vice        Indefinite      Operations, Mellon Institutional Asset
Asset Management                       President      Length -        Management
One Boston Place                                        Since
Boston, MA 02108                                      Inception
8/19/71
-----------------------------------------------------------------------------------------------------------------------------------
Mary T. Lomasney                          Chief         Term -        First Vice President, Mellon Institutional
c/o Mellon Institutional               Compliance     Indefinite      Asset Management and Chief Compliance
Asset Management                          Officer     Length -        Officer, Mellon Funds Distributor;
One Boston Place                                        Since         formerly Director, Blackrock, Inc., Senior
Boston, MA 02108                                      Inception       Vice President, State Street Research &
4/8/57                                                                Management Company ("SSRM"), Vice
                                                                      President, SSRM
-----------------------------------------------------------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Investors filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2
                (a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ----------------------------------------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  December 9, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------------------------------------
                           Patrick J. Sheppard, President and Chief
                           Executive Officer

                           Date:  December 9, 2005



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           -----------------------------------------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  December 9, 2005